Accrued expenses and other payables	12 Months Ended
Mar. 31, 2018
Accrued expenses and other payables
Accrued expenses and other payables

12Accrued expenses and other payables

Accrued expenses and other payables consist of the following:

		March 31,
	Note	2017	2018	2018
		RMB	RMB	US$

Insurance premium received on behalf of insurance company	(i)	28,348	33,232	5,298
Other tax payables		4,365	1,802	287
Accrued salaries, bonus and welfare expenses		8,770	17,524	2,794
Accrued consultancy and professional fees		4,961	4,785	763
Payable for property, plant and equipment		1,098	712	114
Other payables	(ii)	17,620	14,968	2,385

Total accrued expenses and other payables		65,162	73,023	11,641

Notes:

(i)

The Group has an agreement with an insurance company under which the Group collects insurance premiums on behalf of the insurance company from customers who store umbilical cord blood in the Group’s cord blood bank and are enrolled in the insurance scheme of the insurance company. Thus, the amount of gross storage fees includes insurance premiums collected on behalf of the insurance company. The amount attributable to the insurance premiums is included in current and non-current (collected and payable over one year) other payables and is not recognized as revenue. The Group has no performance obligation to the customer with respect to the insurance policy.

(ii)	Other payables mainly include fee refundable to customers whose cord blood unit does not qualify for subsequent storage and other procurement payables.